Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets
Beginning balance	€ 131,597	€ 128,853
Additions	12,197	46,836	€ 36,854
Disposals	(2,156)	(464)
Depreciation	(30,540)	(34,596)
Impairment losses	(7,828)	(5,789)
Contract modifications	5,867	(7,167)
Transfer to held for sale	(5,787)
Net foreign exchange differences	(7,840)	3,924
Ending balance	95,510	131,597	128,853
Real estates
Right-of-use assets
Beginning balance	130,699	128,196
Additions	11,722	46,180
Disposals	(2,097)	(442)
Depreciation	(30,103)	(34,246)
Impairment losses	(7,828)	(5,789)
Contract modifications	5,856	(7,115)
Transfer to held for sale	(5,261)
Net foreign exchange differences	(7,826)	3,915
Ending balance	95,162	130,699	128,196
Other
Right-of-use assets
Beginning balance	898	657
Additions	475	656
Disposals	(59)	(22)
Depreciation	(437)	(350)
Contract modifications	11	(52)
Transfer to held for sale	(526)
Net foreign exchange differences	(14)	9
Ending balance	€ 348	€ 898	€ 657